Federated Hermes Municipal High Yield Advantage Fund
Portfolio of Investments
November 30, 2025 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—99.0%
		Alabama—2.5%
$ 2,000,000		Birmingham, AL Special Care Facilities Financing Authority (Children’s Hospital of Alabama), Revenue Bonds (Series 2025A), 5.250%, 6/1/2055	$ 2,114,675
500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), (Original Issue Yield: 7.625%), 7.500%, 1/1/2047	356,875
1,500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), (Original Issue Yield: 5.600%), 5.500%, 1/1/2043	1,070,625
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	2,078,570
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	2,106,297
1,000,000		Mobile County, AL IDA (AM/NS Calvert LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), 5.000%, 6/1/2054	969,514
1,000,000		Mobile County, AL IDA (AM/NS Calvert LLC), Solid Waste Disposal Revenue Bonds (Series 2024B), (Original Issue Yield: 4.875%), 4.750%, 12/1/2054	932,767
1,335,000	[3]	The IDA of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	1,364,624
		TOTAL	10,993,947
		Arizona—2.1%
650,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	595,429
500,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	458,022
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	1,016,498
1,000,000	[3]	Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	849,874
750,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Revenue Bonds (Series 2025A), (Original Issue Yield: 5.220%), 5.000%, 7/1/2045	757,238
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	1,098,915
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	1,075,018
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	3,254,801
400,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2047	265,907
		TOTAL	9,371,702
		Arkansas—0.3%
1,250,000		Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2022), 5.450%, 9/1/2052	1,254,643
		California—5.5%
1,445,000	[3]	California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	908,250
2,000,000		California Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 12/31/2043	2,011,667
2,250,000		California Municipal Finance Authority (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2023A), 4.375%, Mandatory Tender 9/1/2033	2,348,845
1,250,000	[3]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	1,147,067
2,000,000	[3]	California Public Finance Authority (Sunrise of Manhattan Beach), Senior Living Rental Housing Revenue Bonds (Series 2025-A1), (Original Issue Yield: 7.000%), 6.750%, 7/1/2065	2,139,696
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	1,000,499
500,000	[3]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	462,857
580,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	598,640
520,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	465,420
2,250,000	[3]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,250,769

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		California—continued
$14,000,000	[4]	Golden State, CA Tobacco Securitization Corp., Subordinate Tobacco Settlement Asset-Backed Bonds (Series 2021B-2), 0.000%, 6/1/2066	$ 1,500,996
1,000,000		Los Angeles, CA Department of Airports, Subordinate Revenue and Refunding Revenue Bonds (Series 2025A), 5.250%, 5/15/2043	1,084,031
2,000,000		Los Angeles, CA Department of Airports, Subordinate Revenue and Refunding Revenue Bonds (Series 2025E), 5.250%, 5/15/2055	2,151,186
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,049,897
1,000,000		Orange County, CA Community Facilities District No. 2023-1 (Rienda Phase 2B), Special Tax Bonds (Series 2023A), (Original Issue Yield: 5.550%), 5.500%, 8/15/2053	1,045,082
1,600,000		San Diego County, CA Regional Airport Authority, Senoir Airport Revenue Bonds (Series 2025B), 5.250%, 7/1/2050	1,687,396
600,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2024A), 5.250%, 5/1/2044	639,103
		TOTAL	24,491,401
		Colorado—3.5%
1,000,000		Banning Lewis Ranch Metropolitan District No. 4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,001,792
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	975,741
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,500,490
500,000		Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2061	399,213
1,750,000		Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation), Charter School Revenue Bonds (Series 2022), 5.000%, 9/1/2057	1,708,871
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,004,840
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	976,997
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2031	1,500,840
750,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2023B), 5.500%, 11/15/2040	833,672
750,000		Denver, CO Health & Hospital Authority, Revenue Bonds (Series 2025A), 6.000%, 12/1/2055	811,721
325,000		Eagle County, CO Air Terminal Corporation, Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	325,439
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,499,993
1,305,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	1,379,763
735,000		Sterling Ranch, CO Community Authority Board (Sterling Ranch, CO Metropolitan District No.4 Subdistrict-A), LT Supported and Special Revenue Refunding Improvement Bonds (Series 2024A), 6.500%, 12/1/2054	764,071
		TOTAL	15,683,443
		Connecticut—0.5%
1,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Revenue Bonds (Series 2025A), 6.500%, 10/1/2055	1,020,224
1,000,000		Steel Point Infrastructure Improvement District, Steelpointe Harbor Special Obligation Revenue Bonds (Series 2024), (Original Issue Yield: 6.090%), 6.000%, 4/1/2052	1,067,727
		TOTAL	2,087,951
		Delaware—1.0%
1,600,000		Delaware EDA (Newark Charter School, Inc.), Charter School Revenue Bonds (Series 2021), 4.000%, 9/1/2041	1,479,897
3,000,000	[3]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	3,016,475
		TOTAL	4,496,372
		District of Columbia—1.5%
1,000,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	998,604
1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	927,227
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	969,472
1,500,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue and Refunding Bonds (Series 2025A), 5.250%, 6/1/2050	1,620,483

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$ 2,000,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Ronds (Series 2024A), (Original Issue Yield: 4.530%), 4.375%, 7/15/2059	$ 1,935,114
		TOTAL	6,450,900
		Florida—11.4%
1,245,000		Alta Lakes, FL CDD, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,172,036
115,000		Arborwood, FL CDD, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	115,099
1,000,000		Ave Maria Stewardship Community District, FL (Phase 5 Master Improvements Project), Capital Improvement Revenue Bonds (Series 2025), 5.600%, 5/1/2056	1,001,214
1,360,000		Boggy Branch CDD, FL, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2051	1,103,053
1,500,000	[3]	Capital Projects Finance Authority, FL (Trilogy Community Development Foundation, Inc.), Millenia Moments Orlando Project Revenue Bonds (Series 2025A), (Original Issue Yield: 7.400%), 7.125%, 1/1/2065	1,540,173
1,000,000		Capital Trust Authority (Convivial St. Petersburg), Revenue Bond Anticipation Notes (Series 2024A), 12.000%, 10/3/2029	1,156,588
2,000,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2054	2,093,659
665,000		Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	674,360
1,000,000		Florida Development Finance Corp. (Mayflower Retirement Community), Senior Living Revenue Bonds (Series 2021A), 4.000%, 6/1/2055	721,243
1,000,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024A), 5.250%, 8/1/2055	1,028,096
1,735,000		Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.970%), 6.875%, 11/15/2064	1,814,512
1,000,000		Greater Orlando, FL Aviation Authority (United Airlines, Inc.), Special Purpose Airport Facilities Revenue Bonds (Series 2025), 5.500%, 11/1/2037	1,077,836
500,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.300%, 5/1/2043	537,385
1,000,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.500%, 5/1/2053	1,067,909
1,000,000		Harbor Bay, FL CDD, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	885,770
1,000,000		Hillsborough County, FL Aviation Authority, Revenue Bonds (Series 2024B), 5.500%, 10/1/2054	1,060,220
265,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-1), 4.100%, 5/1/2051	218,584
15,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-2), (Original Issue Yield: 3.960%), 3.875%, 5/1/2031	15,119
555,000		Lakewood Ranch, FL Stewardship District (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	473,136
1,000,000		Lakewood Ranch, FL Stewardship District (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,005,193
1,000,000		Lakewood Ranch, FL Stewardship District (Lakewood Ranch Southeast Project), Special Assement Revenue Bonds (Series 2025), (Original Issue Yield: 6.080%), 6.000%, 5/1/2056	1,036,870
750,000		Lakewood Ranch, FL Stewardship District (Northeast Sector Phase-2B), Special Assessment Revenue Bonds (Series 2020), 4.000%, 5/1/2050	628,759
1,000,000		Lakewood Ranch, FL Stewardship District (Northeast Sector Project - Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,013,336
760,000		Lakewood Ranch, FL Stewardship District (Palm Grove Project), Special Assessment Revenue Bonds (Series 2024), (Original Issue Yield: 5.530%), 5.500%, 5/1/2055	765,727
1,000,000		Lakewood Ranch, FL Stewardship District (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.300%, 5/1/2054	1,055,191
1,075,000		Lakewood Ranch, FL Stewardship District (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,075,478
1,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2057	926,008
1,600,000		Lee County, FL Port Authority, Airport Revenue Bonds (Series 2024), 5.250%, 10/1/2049	1,660,961
1,000,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds Phase IIA (Series 2022-2), (Original Issue Yield: 5.740%), 5.700%, 5/1/2053	1,025,475
500,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.500%, 5/1/2044	514,371
500,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.850%, 5/1/2054	514,128
810,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds Phase IIB Assessment Area (Series 2019), 4.000%, 5/1/2050	687,032
1,500,000		Miami-Dade County, FL Aviation Department, Aviation Revenue Bonds (Series 2025A), 5.500%, 10/1/2055	1,580,326

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 5.800%, 5/1/2043	$ 1,026,787
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 6.000%, 5/1/2054	1,021,729
1,000,000		Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.250%, 10/1/2056	1,046,369
2,500,000		Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center), Hospital Revenue Bonds (Series 2025), (Original Issue Yield: 5.510%), 5.250%, 11/1/2055	2,554,134
1,750,000	[1,2,3,5]	Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	332,500
145,000	[1,2]	Reunion, FL East CDD, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
1,125,000		River Landing CDD, Capital Improvement Revenue Bonds (Series 2020A), (Original Issue Yield: 4.360%), 4.350%, 5/1/2051	1,002,430
900,000		Rivers Edge III CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	735,346
1,250,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	1,179,706
1,000,000		Shadowlawn, FL CDD, Special Assessment Revenue Bonds (Series 2024), 5.850%, 5/1/2054	1,002,804
585,000		Southern Grove, FL CDD #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	524,616
495,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	480,361
770,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	700,546
500,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.600%), 5.550%, 5/1/2043	512,898
600,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.800%), 5.750%, 5/1/2053	610,587
900,000		Tolomato, FL CDD, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	902,145
1,000,000		Tolomato, FL CDD, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	1,007,985
1,250,000		Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.625%, 1/1/2060	1,237,909
825,000		Verandah West, FL CDD, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	825,649
1,500,000		Viera Stewardship District (Viera Stewardship District Village 2), Special Assessment Revenue Bonds (Series 2021), 4.000%, 5/1/2053	1,214,761
1,330,000		Windward at Lakewood Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2022), 4.250%, 5/1/2052	1,138,217
		TOTAL	50,302,327
		Georgia—2.9%
2,000,000		Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-2), 5.500%, 4/1/2039	2,057,690
1,985,000		Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2054	2,055,437
1,000,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,004,548
3,000,000		Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue Bonds (Series 2025A), 5.000%, 7/1/2055	3,173,913
475,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	476,849
1,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Revenue Refunding Bonds (Series 2023A), 5.250%, 7/1/2064	1,557,163
500,000		Rockdale County, GA Development Authority (Pratt Industries, Inc.), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	491,685
1,800,000	[3]	Savannah-Georgia Convention Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.450%), 6.250%, 6/1/2061	1,810,119
		TOTAL	12,627,404
		Guam—0.2%
1,000,000		Guam Waterworks Authority, Water and Wastewater System Revenue Bonds (Series 2025A), 5.500%, 7/1/2055	1,048,798
		Hawaii—0.2%
750,000		Hawaii State Airports System, Revenue Bonds (Series 2025A), 5.500%, 7/1/2054	803,634
		Idaho—1.2%
2,000,000		Idaho Health Facilities Authority (North Canyon Medical Center), Revenue and Refunding Bonds (Series 2023), 7.125%, 11/1/2057	2,142,837
3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	2,583,150

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Idaho—continued
$ 490,000		Idaho Health Facilities Authority (Terraces of Boise), Taxable Exchange Revenue Refunding Bonds (Series 2021B), 8.000%, 10/1/2028	$ 486,552
		TOTAL	5,212,539
		Illinois—6.6%
1,125,000		Chicago, IL (TrIPs Obligated Group), Chicago O’Hare International Airport Senior Special Facilities Revenue Bonds (Series 2018), 5.000%, 7/1/2048	1,120,150
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 6.000%, 12/1/2049	2,014,290
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	1,027,093
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023A), 5.750%, 1/1/2048	1,072,462
1,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.500%, 1/1/2055	1,035,993
1,250,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2024A), 5.500%, 1/1/2059	1,299,537
1,000,000		Chicago, IL Transit Authority, Sales Tax Receipt Revenue Refunding Bonds (Series 2024A), 5.000%, 12/1/2049	1,030,647
3,250,000		Chicago, IL, UT GO Bonds (Series 2025A), 6.000%, 1/1/2050	3,413,186
313,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	313,174
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.350%), 5.250%, 5/15/2042	1,744,170
2,625,000	[3]	Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	2,707,257
8,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	8,299,053
1,000,000		Illinois State, UT GO Bonds (Series 2022A), 5.500%, 3/1/2042	1,076,973
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.250%, 5/1/2045	1,051,874
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), (Original Issue Yield: 5.250%), 0.000%, 12/15/2056	426,737
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2024B), 5.000%, 6/15/2053	1,478,376
		TOTAL	29,110,972
		Indiana—1.5%
915,000		Indiana State Finance Authority (KIPP Indianapolis), Revenue Bonds (Series 2020A), 5.000%, 7/1/2055	823,115
1,000,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2044	1,040,346
1,670,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	1,747,280
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,052,661
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-2), (Original Issue Yield: 8.200%), 7.750%, 3/1/2067	1,107,039
750,000		Valparaiso, IN (Pratt Paper (IN), LLC), Exempt Facilities Revenue Bonds (Series 2024), 5.000%, 1/1/2054	744,238
		TOTAL	6,514,679
		Iowa—1.3%
2,930,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	3,367,458
2,930,000		Tobacco Settlement Financing Corp., IA, Asset-Backed Senior Current Interest Bonds (Series 2021A-2 Class 1), 4.000%, 6/1/2049	2,497,142
10,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), (United States Treasury PRF 12/1/2026@100), 5.000%, 12/1/2041	10,241
		TOTAL	5,874,841
		Kentucky—1.1%
375,000		Henderson, KY (Pratt Paper (KY), LLC), Exempt Facilities Revenue Bonds (Series 2022), 4.700%, 1/1/2052	357,036
650,000		Kenton County, KY Airport Board, Revenue Bonds (Series 2024A), 5.250%, 1/1/2054	671,155
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,581,465
1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2040	1,085,530

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$ 1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2041	$ 1,075,873
		TOTAL	4,771,059
		Louisiana—1.7%
1,000,000		Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC), I-10 Calcasieu River Bridge Senior Lien Revenue Bonds (Series 2024), 5.500%, 9/1/2054	1,022,026
1,000,000		Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC), I-10 Calcasieu River Bridge Senior Lien Revenue Bonds (Series 2024), 5.500%, 9/1/2059	1,021,316
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	30,321
600,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	616,708
2,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	2,072,586
1,700,000		New Orleans, LA Aviation Board, General Airport Revenue Refunding Bonds (Series 2024B), 5.250%, 1/1/2045	1,784,975
1,000,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008), 6.100%, Mandatory Tender 6/1/2030	1,097,610
		TOTAL	7,645,542
		Maine—0.1%
500,000	[3]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2024), 4.625%, Mandatory Tender 6/1/2035	503,960
		Maryland—1.3%
955,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	963,957
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	500,848
1,680,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax Limited Obligation Refunding Bonds (Series 2020B), 4.625%, 7/1/2043	1,639,536
1,000,000		Maryland State Economic Development Corp. (Port Covington District), Special Obligation Bonds (Series 2020), 4.000%, 9/1/2050	853,322
1,000,000		Rockville, MD Mayor & City Council (Ingleside at King Farm), EDR Bonds (Series 2017B), 5.000%, 11/1/2042	967,611
1,000,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,000,197
		TOTAL	5,925,471
		Massachusetts—0.6%
1,540,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2024B), 5.000%, 5/1/2054	1,607,284
1,000,000		Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group), Revenue Bonds (Series 2025N-1), 5.250%, 7/1/2050	1,021,084
		TOTAL	2,628,368
		Michigan—1.1%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,025,034
250,000		Detroit, MI, UT GO Bonds (Series 2023A), 6.000%, 5/1/2043	276,118
2,000,000		Grand Rapids, MI EDR (Michigan Christian Home Obligated Group), Beacon Hill at Eastgate Project Revenue Bonds (Series 2025A), (Original Issue Yield: 6.170%), 6.125%, 11/1/2060	1,990,053
1,000,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2057	1,047,691
1,500,000	[1,2]	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	600,000
		TOTAL	4,938,896
		Minnesota—2.8%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	651,699
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	919,535
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,700,421
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	976,599

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$ 3,000,000	[3]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	$ 2,654,147
2,000,000		St. Cloud, MN (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,618,116
2,000,000		St. Paul, MN Housing & Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,001,475
1,000,000		St. Paul, MN Housing & Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Refunding Bonds (Series 2025A), 5.875%, 7/1/2055	983,230
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	295,555
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	618,091
		TOTAL	12,418,868
		Mississippi—0.7%
2,000,000		Gulfport, Mississippi (Memorial Hospital at Gulfport Project), Hospital Revenue Bonds (Series 2025), 5.500%, 7/1/2055	2,089,222
1,000,000	[3]	Mississippi Business Finance Corp. (Waste Pro USA, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025), 4.375%, Mandatory Tender 8/2/2027	999,685
		TOTAL	3,088,907
		Missouri—0.6%
2,000,000	[3]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1,976,604
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	884,451
		TOTAL	2,861,055
		Montana—0.5%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	836,992
1,425,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,295,687
		TOTAL	2,132,679
		Nevada—1.2%
1,445,000	[3]	Director of the State of Nevada Department of Business and Industry (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	908,250
905,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	844,161
1,000,000	[3]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	999,988
450,000		Las Vegas, NV SID No. 613, Sunstone Phases III and IV Local Improvement Bonds (Series 2024), (Original Issue Yield: 5.330%), 5.250%, 12/1/2047	451,364
500,000		Las Vegas, NV SID No. 613, Sunstone Phases III and IV Local Improvement Bonds (Series 2024), 5.500%, 12/1/2053	507,745
1,130,000		Las Vegas, NV SID No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2049	960,101
600,000		North Las Vegas, NV SID No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	559,219
		TOTAL	5,230,828
		New Hampshire—1.2%
900,000	[3]	National Finance Authority, NH (Bridgeland Water & Utility District 490, 491, & 158), Special Revenue Bonds (Series 2024), 5.375%, 12/15/2035	899,166
700,000	[3]	National Finance Authority, NH (Highlands Project MUDs), Special Revenue Bonds (Series 2024), 5.125%, 12/15/2030	698,978
800,000		National Finance Authority, NH (Princeton Area Projects MUD), Special Revenue Bonds (Series 2025), 5.500%, 12/1/2030	798,806
1,000,000		National Finance Authority, NH (Winston-Salem Sustainable Energy Partners LLC), Revenue Bonds (Series 2025A), 5.500%, 6/1/2055	1,049,129
972,008		National Finance Authority, NH, Municipal Certificates (Series 2023-2 Class A), (Original Issue Yield: 4.650%), 3.875%, 1/20/2038	938,193
490,245		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	489,489
497,117		National Finance Authority, NH, Municipal Certificates (Series 2025-1 Class A-1), (Original Issue Yield: 4.510%), 4.168%, 1/20/2041	493,147
		TOTAL	5,366,908

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—2.3%
$ 185,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	$ 198,441
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,335,341
1,500,000	[3]	New Jersey EDA (Repauno Port & Rail Terminal), Dock and Wharf Facility Revenue Bonds (Series 2025), (Original Issue Yield: 6.516%), 6.375%, 1/1/2035	1,555,920
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	999,948
575,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	607,312
1,000,000		Newark, NJ, Mass Transit Access Tax Revenue Bonds (Series 2022), (Assured Guaranty, Inc. INS), 6.000%, 11/15/2062	1,116,340
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	500,996
3,770,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	3,659,798
		TOTAL	9,974,096
		New York—8.1%
1,835,000		Albany Capital Resource Corporation (KIPP Capital Region Public Charter Schools), Revenue Bonds (Series 2024), 5.000%, 6/1/2064	1,771,067
800,000	[3]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	790,399
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2062	1,004,336
1,000,000		Build NYC Resource Corporation (TrIPs Obligated Group), Senior Airport Facilities Revenue Bonds (Series 2025), 5.500%, 7/1/2055	1,039,154
4,455,000	[4]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 0.000%, 1/1/2045	1,287,447
1,365,028	[1,5]	Nassau County, NY IDA, Amsterdam at Harborside - Escrow, 5.000%, 12/31/2099	136
4,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2024CC-1), 5.250%, 6/15/2054	4,229,015
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2020C-1), 4.000%, 5/1/2045	471,192
3,000,000		New York City, NY, UT GO Bonds (Series 2025C-1), 4.000%, 9/1/2052	2,740,599
665,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	630,447
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2033	1,025,766
1,500,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2020), (Original Issue Yield: 4.550%), 4.375%, 10/1/2045	1,413,445
2,250,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	2,483,084
1,000,000		New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 10/31/2046	897,384
2,000,000		New York Transportation Development Corporation (JFK Airport Terminal 6 Redevelopment Project), Special Facilities Revenue Bonds (Series 2024A), 5.500%, 12/31/2054	2,051,550
1,800,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	1,782,208
500,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 6.000%, 6/30/2054	519,858
1,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.500%, 6/30/2060	1,012,889
2,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2025), 6.000%, 6/30/2059	2,125,075
1,000,000		Niagara Area,NY Development Corporation (Reworld Holding Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	896,284
2,100,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	2,131,644
2,000,000		Triborough Bridge & Tunnel Authority, NY Real Estate Transfer Tax, TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.500%, 12/1/2059	2,154,277
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,002,460

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 2,850,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Subordinate Refunding Bonds (Series 2017B), 5.000%, 6/1/2048	$ 2,506,992
		TOTAL	35,966,708
		North Carolina—0.4%
1,665,000		North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2054	1,658,489
		Ohio—2.8%
5,600,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	4,715,548
1,500,000		Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	1,586,729
500,000		Montgomery County, OH (Solvita), Health Care Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.250%, 9/1/2054	513,362
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	1,986,355
1,000,000		Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	934,832
1,000,000		Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2053	991,799
1,695,000		West Central Ohio Port Authority (Global Impact STEM Academy), Revenue Bonds (Series 2025A), 5.500%, 12/1/2062	1,715,704
		TOTAL	12,444,329
		Oklahoma—1.1%
2,315,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	2,319,385
500,000		Trustees of the Tulsa Municipal Airport Trust (American Airlines, Inc.), Revenue Bonds (Series 2025), 6.250%, 12/1/2035	576,559
1,750,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,750,213
		TOTAL	4,646,157
		Oregon—0.5%
1,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.250%, 5/1/2050	1,086,514
1,000,000		Port of Portland, OR International Airport, Airport Revenue Bonds (Series Thirty A), 5.250%, 7/1/2054	1,039,185
		TOTAL	2,125,699
		Pennsylvania—2.6%
800,000	[3]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	819,090
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	1,949,134
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,167,697
800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	761,893
2,000,000		Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,000,698
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,254,657
2,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	2,121,295
1,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 5.000%, 11/1/2051	1,034,864
610,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	610,825
		TOTAL	11,720,153
		Puerto Rico—6.1%
3,673,582	[4]	Commonwealth of Puerto Rico, Clawback CVI Bonds, 0.000%, 11/1/2051	2,139,862
2,314,286	[4]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	1,481,143
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	960,282
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	923,481
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	888,386
2,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	2,201,797
4,000,000	[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3,664,797

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—continued
$ 4,000,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2010 XX), 5.250%, 7/1/2040	$ 2,660,000
995,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2012A), 5.050%, 7/1/2042	661,675
310,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2013A), 7.000%, 7/1/2033	206,150
195,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.070%), 7.000%, 7/1/2040	129,675
2,500,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.120%), 7.000%, 7/1/2043	1,662,500
5,000,000	[4]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 0.000%, 7/1/2046	1,696,249
6,764,000	[4]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), 0.000%, 7/1/2051	1,677,069
4,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	4,221,145
2,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	1,899,650
		TOTAL	27,073,861
		South Carolina—0.9%
1,000,000		Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), (Original Issue Yield: 4.280%), 4.250%, 11/1/2040	941,785
1,000,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	1,060,131
1,000,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS -75 (Series 2023B-1), 5.750%, 11/15/2029	1,000,085
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue and Revenue Refunding Bonds (Series 2018A), 5.000%, 4/1/2038	1,004,882
		TOTAL	4,006,883
		South Dakota—0.4%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	934,722
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	896,058
		TOTAL	1,830,780
		Texas—7.9%
1,100,000		Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1,095,612
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	947,441
1,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2023B), 5.000%, 11/1/2047	1,050,926
1,000,000		Harris County, TX Hospital District, LT GO Bonds (Series 2025), 5.250%, 2/15/2055	1,064,139
2,920,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	3,019,743
1,500,000		Houston, TX (United Airlines, Inc.), Airport System Special Facilities Revenue Bonds (Series 2024B), 5.500%, 7/15/2039	1,611,681
1,500,000		Houston, TX (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), (Original Issue Yield: 6.875%), 6.625%, 7/15/2038	1,501,021
500,000		Houston, TX (United Airlines, Inc.), Terminal Improvement Bonds (Series 2025B), 5.500%, 7/15/2038	535,588
3,000,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2025A), 5.500%, 7/1/2050	3,207,184
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2042	1,995,371
1,622,944		New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	697,899
2,000,000	[3]	New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	1,618,605
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	873,312
1,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2024A), 5.000%, 1/1/2041	1,639,137
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), Hospital Revenue Bonds (Series 2022D), 5.500%, 11/15/2047	1,064,907

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 2,655,000
Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility
Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052
			$ 2,673,494
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks Project), Retirement Facilities Revenue Bonds (Series 2020A), 6.875%, 11/15/2055	1,367,438
3,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Bonds (Series 2019), 5.000%, 6/30/2058	2,928,001
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.500%, 6/30/2040	1,055,079
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	2,084,401
1,195,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,212,324
2,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2024A), 4.375%, 10/15/2059	1,917,955
		TOTAL	35,161,258
		Utah—1.5%
2,000,000	[3]	Panorama Public Infrastructure District No. 1, LT GO Bonds (Series 2025A), 6.250%, 3/1/2055	2,011,808
1,000,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,009,736
1,500,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.500%, 7/1/2055	1,584,598
2,000,000	[3]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	1,950,941
		TOTAL	6,557,083
		Vermont—0.2%
1,000,000	[3]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	1,011,661
		Virginia—1.2%
750,000		Henrico County, VA EDA (Bon Secours Mercy Health), Health Facilities Revenue Bonds (Series 2025A), 5.000%, 11/1/2048	783,276
3,000,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), (Original Issue Yield: 5.120%), 5.000%, 6/1/2047	2,486,358
1,365,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,494,976
370,000		Virginia Small Business Financing Authority (Reworld Holding Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	352,072
		TOTAL	5,116,682
		Washington—2.6%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,000,215
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2025B), 5.500%, 10/1/2050	2,134,406
3,000,000		Public Hospital District No. 4 King County, Washington (Snoqualmie Valley Health), Hospital Revenue and Refunding Bonds (Series 2025A), 7.000%, 12/1/2060	3,075,765
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2025A), 5.500%, 9/1/2055	2,667,070
1,000,000	[3]	Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Revenue Bonds, 6.250%, 1/1/2061	990,221
1,631,193		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	1,542,113
		TOTAL	11,409,790
		West Virginia—0.7%
1,000,000		West Virginia EDA (Commercial Metals Corp.), Solid Waste Disposal Facilities Revenue Bonds (Series 2025), 4.625%, Mandatory Tender 5/15/2032	1,015,091
1,000,000	[3]	West Virginia EDA (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	1,068,369
1,000,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	1,086,256
		TOTAL	3,169,716

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Wisconsin—4.6%
$ 1,500,000	[3]	Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	$ 1,200,000
1,375,000	[3]	Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	1,257,027
2,000,000	[3]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2,066,772
1,500,000	[3]	Public Finance Authority, WI (Mater Academy of Nevada), East Las Vegas Campus Revenue Bonds (Series 2024A), 5.000%, 12/15/2054	1,367,372
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	971,783
3,000,000	[3]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	2,804,545
2,000,000		Public Finance Authority, WI (SR 400 Peach Partners, LLC), Senior Lien Toll Revenue Bonds (Series 2025), 6.500%, 12/31/2065	2,211,223
2,000,000	[4]	Public Finance Authority, WI Revenue (Alpha Ranch Project MUD), Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.125%), 0.000%, 12/15/2038	921,883
1,000,000	[3,4]	Public Finance Authority, WI Revenue (Anthem/Freedom, TX Municipal Utility District), Revenue Anticipation Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 5.750%), 0.000%, 12/15/2037	510,631
700,000	[3]	Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	745,657
2,000,000	[3,4]	Public Finance Authority, WI Revenue (Briarwood and Park Place Projects), Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 6.750%), 0.000%, 12/15/2036	975,073
1,500,000		Public Finance Authority, WI Revenue (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Senior Revenue Bonds (Series 2021) Green Bonds, 4.000%, 3/31/2056	1,212,757
2,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Senior Lien Revenue Bonds (Series 2024), 5.750%, 7/1/2054	2,081,372
2,000,000		Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Revenue Bonds (Series 2025), 5.250%, 8/15/2055	2,075,071
		TOTAL	20,401,166
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $442,134,063)	438,112,605
		WARRANTS—0.0%
		Industrials—0.0%
24,000	[1,5]	Brightline Holdings LLC, Warrants (IDENTIFIED COST $240)	240
	[6]	SHORT-TERM MUNICIPALS—0.2%
		Alabama—0.1%
$ 200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 2.950%, 12/1/2025	200,000
200,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.950%, 12/1/2025	200,000
200,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.950%, 12/1/2025	200,000
		TOTAL	600,000
		Ohio—0.1%
200,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 2.870%, 12/4/2025	200,000
400,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	400,000
		TOTAL	600,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,200,000)	1,200,000
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $443,334,303)	439,312,845
		OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	3,323,285
		NET ASSETS—100%	$442,636,130

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.8% of the Fund’s portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2025, these restricted securities amounted to
$63,780,487, which represented 14.4% of net assets.

Additional information on restricted securities held at November 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	1/18/2024	$800,000	$819,090
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$653,328	$595,429
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$504,159	$458,022
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$800,000	$790,399
California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	11/7/2025	$1,445,000	$908,250
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	5/27/2021	$1,240,863	$1,147,067
California Public Finance Authority (Sunrise of Manhattan Beach), Senior Living Rental Housing Revenue Bonds (Series 2025-A1), (Original Issue Yield: 7.000%), 6.750%, 7/1/2065	2/6/2025	$1,933,051	$2,139,696
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	4/20/2020	$1,002,418	$1,000,499
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$503,657	$462,857
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	9/26/2018	$589,090	$598,640
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	9/26/2018	$559,754	$465,420
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	5/19/2020	$2,251,063	$2,250,769
Capital Projects Finance Authority, FL (Trilogy Community Development Foundation, Inc.), Millenia Moments Orlando Project Revenue Bonds (Series 2025A), (Original Issue Yield: 7.400%), 7.125%, 1/1/2065	4/21/2025	$1,447,291	$1,540,173
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	4/17/2020	$946,760	$1,004,840
Director of the State of Nevada Department of Business and Industry (Brightline West Passenger Rail Project), Senior Subordinated Secured Revenue Bonds (Series 2025B), 12.000%, Mandatory Tender 11/2/2026	11/14/2025	$1,445,000	$908,250
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$905,000	$844,161
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	11/8/2022	$936,840	$999,988
Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	6/25/2025	$2,625,000	$2,707,257
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,978,034	$1,976,604
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2024), 4.625%, Mandatory Tender 6/1/2035	12/18/2024	$500,000	$503,960
Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	2/11/2022	$1,030,851	$849,874
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	5/22/2020	$2,863,159	$3,016,475
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,941,078	$2,654,147
Mississippi Business Finance Corp. (Waste Pro USA, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025), 4.375%, Mandatory Tender 8/2/2027	11/7/2025	$1,000,000	$999,685

Security	Acquisition Date	Cost	Value
National Finance Authority, NH (Bridgeland Water & Utility District 490, 491, & 158), Special Revenue Bonds (Series 2024), 5.375%, 12/15/2035	9/13/2024	$900,000	$899,166
National Finance Authority, NH (Highlands Project MUDs), Special Revenue Bonds (Series 2024), 5.125%, 12/15/2030	10/9/2024	$700,000	$698,978
New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	3/24/2023	$1,480,320	$1,618,605
New Jersey EDA (Repauno Port & Rail Terminal), Dock and Wharf Facility Revenue Bonds (Series 2025), (Original Issue Yield: 6.516%), 6.375%, 1/1/2035	5/16/2025	$1,485,586	$1,555,920
Panorama Public Infrastructure District No. 1, LT GO Bonds (Series 2025A), 6.250%, 3/1/2055	11/14/2025	$2,000,000	$2,011,808
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	10/6/2022	$1,000,000	$1,098,915
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	10/6/2022	$1,000,000	$1,075,018
Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	10/23/2020	$1,750,000	$332,500
Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	6/22/2017	$1,510,348	$1,200,000
Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	6/12/2020	$1,393,349	$1,257,027
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2/2/2023	$2,000,000	$2,066,772
Public Finance Authority, WI (Mater Academy of Nevada), East Las Vegas Campus Revenue Bonds (Series 2024A), 5.000%, 12/15/2054	9/25/2024	$1,514,960	$1,367,372
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	11/15/2022	$2,416,980	$2,804,545
Public Finance Authority, WI Revenue (Anthem/Freedom, TX Municipal Utility District), Revenue Anticipation Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 5.750%), 0.000%, 12/15/2037	2/28/2025	$510,236	$510,631
Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	12/14/2023	$700,000	$745,657
Public Finance Authority, WI Revenue (Briarwood and Park Place Projects), Capital Appreciation Bonds (Series 2025), (Original Issue Yield: 6.750%), 0.000%, 12/15/2036	5/9/2025	$972,690	$975,073
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3/21/2024	$3,820,200	$3,664,797
Savannah-Georgia Convention Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.450%), 6.250%, 6/1/2061	9/11/2025	$1,749,819	$1,810,119
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	7/21/2023	$1,000,000	$1,060,131
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS -75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$965,713	$1,000,085
The IDA of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	6/6/2025	$1,335,000	$1,364,624
Utah State Charter School Finance Authority (Freedom Academy Foundation), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	4/27/2020	$1,867,636	$1,950,941
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$1,011,661
Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Revenue Bonds, 6.250%, 1/1/2061	11/13/2025	$970,920	$990,221
West Virginia EDA (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	3/20/2025	$1,000,000	$1,068,369

4	Zero coupon bond.
5
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

6
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$437,779,969	$332,636	$438,112,605
Short-Term Municipals	—	1,200,000	—	1,200,000
Equity Security:
Warrants
Domestic	—	—	240	240
TOTAL SECURITIES	$—	$438,979,969	$332,876	$439,312,845

The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
CVI	—Contingent-Value Instruments
EDA	—Economic Development Authority
EDR	—Economic Development Revenue
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bond(s)
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SID	—Special Improvement District
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes